Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CORPORATE SHARES
Entity Central Index Key	0001274676
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000030134
Shareholder Report [Line Items]
Fund Name	AB Corporate Income Shares
Class Name	AB Corporate Income Shares
Trading Symbol	ACISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ACISX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ACISX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Corporate Income Shares	6.26%	15.08%	1.19%	2.95%
Bloomberg U.S. Corporate Bond Index	5.87%	13.63%	0.54%	2.57%

The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ACISX-S for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 215,795,462
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$215,795,462
# of Portfolio Holdings	311
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	96.7%
Quasi-Sovereigns	1.0%
Governments - Sovereign Bonds	0.5%
Other assets less liabilities	1.8%

C000192686
Shareholder Report [Line Items]
Fund Name	AB Impact Municipal Income Shares
Class Name	AB Impact Municipal Income Shares
Trading Symbol	ABIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIMX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception 9/12/2017
AB Impact Municipal Income Shares	4.84%	16.24%	1.75%	2.95%
Bloomberg Municipal Bond Index	2.46%	9.70%	1.05%	1.89%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIMX-S for the most recent performance information.

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 585,360,577
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$585,360,577
# of Portfolio Holdings	251
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	-%
AA	27.0%
A	26.3%
BBB	29.4%
BB	7.8%
NR	8.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000090717
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares
Class Name	AB Municipal Income Shares
Trading Symbol	MISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/MISHX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/MISHX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Municipal Income Shares	5.78%	17.27%	2.59%	4.24%
Bloomberg Municipal Bond Index	2.46%	9.70%	1.05%	2.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/MISHX-S for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 13,865,709,106
Holdings Count | Holding	2,087
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$13,865,709,106
# of Portfolio Holdings	2,087
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	2.1%
AA	17.3%
A	24.2%
BBB	21.0%
BB	8.4%
B	0.8%
CCC	0.1%
CC	-%
C	0.0%
A-1	0.0%
SP-1	1.5%
SP-2	0.2%
NR	24.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000091758
Shareholder Report [Line Items]
Fund Name	AB Taxable Multi-Sector Income Shares
Class Name	AB Taxable Multi-Sector Income Shares
Trading Symbol	CSHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CSHTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	3.95%	7.23%	2.23%	2.20%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	1.49%
Bloomberg U.S. Aggregate ex Government Bond Index	5.75%	12.20%	0.02%	1.78%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CSHTX-S for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 446,556,905
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$446,556,905
# of Portfolio Holdings	251
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	63.2%
Local Governments - US Municipal Bonds	15.5%
Governments - Treasuries	8.3%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.8%
Agencies	2.2%
Commercial Mortgage-Backed Securities	0.3%
Corporates - Non-Investment Grade	0.1%
Short-Term Investments	2.0%
Other assets less liabilities	0.5%